Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 89.19%
Communication services: 12.70%
Interactive media & services: 11.98%
Alphabet Incorporated Class C †	19,595	$ 42,863,082
Meta Platforms Incorporated Class A †	49,715	8,016,544
ZoomInfo Technologies Incorporated †	47,065	1,564,441
		52,444,067
Media: 0.72%
Comcast Corporation Class A	80,210	3,147,440
Consumer discretionary: 6.06%
Automobiles: 1.31%
Tesla Motors Incorporated †	8,500	5,724,070
Hotels, restaurants & leisure: 0.78%
Booking Holdings Incorporated †	1,965	3,436,765
Internet & direct marketing retail: 3.97%
Amazon.com Incorporated †	163,400	17,354,714
Energy: 0.14%
Oil, gas & consumable fuels: 0.14%
Occidental Petroleum Corporation	10,760	633,549
Industrials: 0.56%
Road & rail: 0.56%
Lyft Incorporated Class A †	91,260	1,211,933
Uber Technologies Incorporated †	60,080	1,229,237
		2,441,170
Information technology: 69.73%
Communications equipment: 1.00%
Arista Networks Incorporated †	14,335	1,343,763
F5 Networks Incorporated †	19,820	3,033,253
		4,377,016
Electronic equipment, instruments & components: 0.88%
Flex Limited †	265,830	3,846,560
IT services: 12.84%
Automatic Data Processing Incorporated	3,255	683,680
DXC Technology Company †	243,210	7,371,695
Fidelity National Information Services Incorporated	28,610	2,622,679
Fiserv Incorporated †	28,680	2,551,660
Global Payments Incorporated	21,265	2,352,760
MasterCard Incorporated Class A	39,770	12,546,640
MongoDB Incorporated †	42,880	11,127,360
Okta Incorporated †	32,935	2,977,324
PayPal Holdings Incorporated †	22,555	1,575,241
Snowflake Incorporated Class A †	10,918	1,518,257
See accompanying notes to portfolio of investments

Allspring Specialized Technology Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
IT services (continued)
Square Incorporated Class A †	9,685	$ 595,240
Visa Incorporated Class A	52,100	10,257,969
		56,180,505
Semiconductors & semiconductor equipment: 16.78%
Advanced Micro Devices Incorporated †	15,970	1,221,226
Analog Devices Incorporated	5,455	796,921
Applied Materials Incorporated	24,515	2,230,375
Broadcom Incorporated	23,400	11,367,954
Infineon Technologies AG	152,715	3,695,270
KLA Corporation	9,695	3,093,481
Marvell Technology Incorporated	116,565	5,074,074
Microchip Technology Incorporated	27,315	1,586,455
Micron Technology Incorporated	94,245	5,209,864
NVIDIA Corporation	61,300	9,292,467
NXP Semiconductors NV	30,685	4,542,301
ON Semiconductor Corporation †	207,215	10,424,987
SK Hynix Incorporated	47,472	3,327,135
STMicroelectronics NV	51,620	1,622,855
Taiwan Semiconductor Manufacturing Company Limited ADR	106,500	8,706,375
Tokyo Electron Limited	3,800	1,240,713
		73,432,453
Software: 29.46%
Altair Engineering Incorporated Class A †	13,425	704,813
Alteryx Incorporated Class A †	58,155	2,815,865
Aspen Technology Incorporated †	40,215	7,386,691
Atlassian Corporation plc Class A †	15,685	2,939,369
Box Incorporated Class A †	81,630	2,052,178
Crowdstrike Holdings Incorporated Class A †	82,135	13,844,676
Datadog Incorporated Class A †	60,355	5,748,210
Fortinet Incorporated †	120,330	6,808,271
KnowBe4 Incorporated Class A †	126,715	1,979,288
Microsoft Corporation	144,445	37,097,809
NortonLifeLock Incorporated	83,485	1,833,331
Oracle Corporation	82,115	5,737,375
Palo Alto Networks Incorporated †	39,050	19,288,357
Paycom Software Incorporated †	12,300	3,445,476
Smartsheet Incorporated Class A †	21,850	686,746
Tenable Holdings Incorporated †	44,540	2,022,561
The Trade Desk Incorporated †	99,415	4,164,494
Workday Incorporated Class A †	6,955	970,779
Zscaler Incorporated †	62,995	9,418,382
		128,944,671
Technology hardware, storage & peripherals: 8.77%
Apple Incorporated	204,655	27,980,432
Pure Storage Incorporated Class A †	119,910	3,082,886
Seagate Technology Holdings plc	102,545	7,325,815
		38,389,133
Total Common stocks (Cost $344,885,010)		390,352,113

See accompanying notes to portfolio of investments

2  |  Allspring Specialized Technology Fund

Portfolio of investments—June 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 14.00%
Investment companies: 14.00%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	61,272,052	$ 61,272,052
Total Short-term investments (Cost $61,272,052)				61,272,052
Total investments in securities (Cost $406,157,062)	103.19%			451,624,165
Other assets and liabilities, net	(3.19)			(13,960,235)
Total net assets	100.00%			$437,663,930

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,826,516	$73,041,936	$(43,596,400)	$0	$0	$61,272,052	61,272,052	$62,337
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	786,600	78,600	(865,200)	0	0	0	0	43#
				$0	$0	$61,272,052		$62,380

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Specialized Technology Fund  |  3

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

4  |  Allspring Specialized Technology Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$55,591,507	$0	$0	$55,591,507
Consumer discretionary	26,515,549	0	0	26,515,549
Energy	633,549	0	0	633,549
Industrials	2,441,170	0	0	2,441,170
Information technology	305,170,338	0	0	305,170,338
Short-term investments
Investment companies	61,272,052	0	0	61,272,052
Total assets	$451,624,165	$0	$0	$451,624,165
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Specialized Technology Fund  |  5